111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

June 25, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund II (the “Trust”)

To the Commission:

On behalf of the above Trust, with respect to its series, the First Trust Global Engineering and Construction ETF (the “Fund”), electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be released to shareholders of the Fund on or about July 13, 2021. Please contact the undersigned at (312) 845-3446 (e-mail: russell@chapman.com) with any questions or comments regarding this filing.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Suzanne M. Russell
Suzanne M. Russell